STOCK-BASED COMPENSATION PLANS - Stock Options Activity (Details) - 2016 Plan - Share-based Payment Arrangement, Option - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Outstanding at beginning of period (in shares)	14,052,288	15,852,939	16,568,529
Granted (in shares)	1,573,520	2,150,910	2,065,574
Exercised (in shares)	(1,640,952)	(3,046,107)	(2,016,489)
Lapsed or canceled (in shares)	(548,842)	(905,454)	(764,675)
Outstanding at end of period (in shares)	13,436,014	14,052,288	15,852,939
Vested and Expected to Vest at December 31 (in shares)	12,420,005
Options exercisable (in shares)	9,593,986	9,509,606	10,664,625
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 147.14	$ 135.31	$ 125.75
Granted (in dollars per share)	195.27	189.53	204.99
Exercised (in dollars per share)	123.12	103.89	113.01
Lapsed or canceled (in dollars per share)	192.22	186.35	175.42
Outstanding at end of period (in dollars per share)	153.86	147.14	135.31
Vested and Expected to Vest at December 31 (in dollars per share)	150.58
Weighted average exercise price per share (in dollars per share)	$ 138.24	$ 127.99	$ 113.30
Options Activity Footnote [Abstract]
Vested options (in shares)	9,600,000
Options expected to vest (in shares)	2,800,000
Outstanding unvested options (in shares)	3,800,000